CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income/(loss)	$ (46,041)	$ (63,415)	$ 5,207
Adjustments to reconcile net income/(loss) to net cash generated from/(used in) operating activities
Provision for bad debts	40	2,794	175
Impairment for inventory obsolescence	16	636	528
Depreciation of property and equipment	2,022	2,174	2,954
Amortization of intangible assets	143	94	90
Gains on disposals of property and equipment	(94)	(375)	(353)
Interest expenses	188	285	438
Share-based compensation	8,757	50,607	169
Fair value (gains)/losses on other investments	12,363	(4,909)
Share of profit in equity method investments	(287)
Foreign currency exchange losses, net	1,106	182	607
Changes in operating assets and liabilities
Accounts receivable	(8,239)	16,228	(9,311)
Prepayments and other assets	985	690	2,595
Inventories	(302)	4,036	974
Accrued expenses, accounts payable and other liabilities	5,917	(9,273)	6,343
Amounts due to related parties	(50)	481	(1,948)
Amounts due from related parties	1,111	(1,572)	(692)
Contract liabilities	686	(1,036)	(2,015)
Other non-current liabilities	(59)	335
Net cash generated from/(used in) operating activities	(21,738)	(2,038)	5,761
Cash flows from investing activities
Purchase of property and equipment	(787)	(1,252)	(2,750)
Purchase of intangible assets	(92)	(482)	(84)
Proceeds from disposal of property and equipment	193	230	190
Cash paid for equity method investment	(247)
Cash paid for long-term investment		(811)	(430)
Increase in short-term deposit	(2)	(3)	(193)
Purchase of other investments		(33,126)
Net cash used in investing activities	(935)	(35,444)	(3,267)
Cash flows from financing activities
Repayments of other borrowings		(1,819)	(2,241)
Proceeds from bank borrowings	11,419	3,674	8,953
Repayments of bank borrowings	(11,968)	(5,074)	(5,184)
Proceeds from initial public offering, net of issuance costs		29,904
Proceeds from exercise of share options	1,284
Net cash generated from financing activities	735	26,685	1,528
Increase/(decrease) in cash, cash equivalents and restricted cash	(21,938)	(10,797)	4,022
Cash, cash equivalents and restricted cash at beginning of year	30,226	40,274	36,627
Effect of exchange rates on cash, cash equivalents and restricted cash	(420)	749	(375)
Cash, cash equivalents and restricted cash at end of year	7,868	30,226	40,274
Supplemental disclosure of cash flow information
Interest paid	$ (188)	(285)	(438)
Supplemental disclosure on non-cash investing and financing activities:
Accretion of Series A Preferred Shares		$ (1,293)	$ (2,540)